17. RELATED PARTIES TRANSACTIONS (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CTB [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]
Greenwind [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]
OCP [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]
Refinor [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]
TGS [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]
Transener [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]
Foundation [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]
Other [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]
Salaverri, Dellatorre, Burgio & Wetzler [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]	(1)	(1)	(1)
Total related parties [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]	(1)	(1)	(1)
SACDE [member]
Disclosure of transactions between related parties [line items]
Fees for services	[1]

[1]	Disclosed within administrative expenses.